Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Changes in Carrying Amounts of Goodwill by Segment

	RJR Tobacco	American Snuff	Santa Fe	All Other	Consolidated
Balance as of December 31, 2008
Goodwill	$9,065	$2,650	$197	$27	$11,939
Less: Accumulated impairment charges	(3,763)	(2)	—	—	(3,765)

Net goodwill balance as of December 31, 2008	5,302	2,648	197	27	8,174

2009 Activity
Acquisition of Niconovum AB	—	—	—	11	11

Balance as of December 31, 2009
Goodwill	9,065	2,650	197	38	11,950
Less: Accumulated impairment charges	(3,763)	(2)	—	—	(3,765)

Net goodwill balance as of December 31, 2009	5,302	2,648	197	38	8,185

2010 Activity
Reclassified as held for sale	$—	$(149)	$—	$—	$(149)
Impairment charge	—	(26)	—	—	(26)

	—	(175)	—	—	(175)

Balance as of December 31, 2010 and 2011
Goodwill	9,065	2,501	197	38	11,801
Less: Accumulated impairment charges	(3,763)	(28)	—	—	(3,791)

Net goodwill balance as of December 31, 2010 and 2011	$5,302	$2,473	$197	$38	$8,010

Carrying amounts of indefinite-lived intangible assets by segment not subject to amortization

	RJR Tobacco		American Snuff	Santa Fe	All Other	Consolidated
	Trademarks	Other	Trademarks	Trademarks	Other	Trademarks	Other
Balance as of December 31, 2008	$1,653	$55	$1,222	$155	$48	$3,030	$103
Impairment charge	(490)	—	(70)	—	—	(560)	—
Intersegment transfer	—	44	—	—	(44)	—	—
Acquisition of Niconovum AB	—	—	—	—	43	—	43

Balance as of December 31, 2009	$1,163	$99	$1,152	$155	$47	$2,470	$146
Impairment charge	—	—	(6)	—	—	(6)	—
Foreign currency translation	—	—	—	—	3	—	3
Reclassified as held for sale	(11)	—	(3)	—	—	(14)	—
Reclassified to finite-lived	—	—	(7)	—	—	(7)	—

Balance as of December 31, 2010	$1,152	$99	$1,136	$155	$50	$2,443	$149
Impairment charge	(43)	—	—	—	—	(43)	—
Foreign currency translation	—	—	—	—	(1)	—	(1)

Balance as of December 31, 2011	$1,109	$99	$1,136	$155	$49	$2,400	$148

Changes in carrying amounts of finite-lived intangible assets by segment subject to amortization

	RJR Tobacco		American Snuff	Consolidated
	Trademarks	Other	Trademarks	Trademarks	Other
Balance as of December 31, 2008	$33	$84	$20	$53	$84
Amortization	(12)	(15)	(1)	(13)	(15)
Impairment charge	(1)	—	(6)	(7)	—

Balance as of December 31, 2009	20	69	13	33	69
Amortization	(9)	(15)	(1)	(10)	(15)
Reclassified as held for sale	—	—	(1)	(1)	—
Reclassified from indefinite-lived	—	—	7	7	—

Balance as of December 31, 2010	11	54	18	29	54
Amortization	(7)	(15)	(2)	(9)	(15)
Impairment charge	—	—	(5)	(5)	—

Balance as of December 31, 2011	$4	$39	$11	$15	$39

Details of finite lived intangible assets

	Gross	Accumulated Amortization	Net
Finite-lived:
Contract manufacturing agreements	$151	$112	$39
Trademarks	96	81	15
Indefinite-lived	3,051	503	2,548

	$3,298	$696	$2,602

Finite lived intangible assets future amortization expense

Year	Amount
2012	$21
2013	16
2014	10
2015	1
2016	1
Thereafter	5

$54